Supplement to the currently effective Statement of Additional Information ("SAI") for the following Funds:


DWS Core Fixed Income Fund
DWS High Income Plus Fund
DWS Short Duration Fund

DWS Core Fixed Income Fund and DWS High Income Plus Fund are no longer offered through this SAI. For a copy of each Fund's current SAI, please contact DWS Scudder.















               Please retain this supplement for future reference.



July 27, 2006


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group